RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended
	Dec. 31, 2022	Dec. 19, 2022	Dec. 15, 2021	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Portage paid intensity					$ 10,000.00
Annual base salary			$ 618,000
Compensation committee	$ 600,000
Original annual targets percentage	73.50%
Accounts payable and accrued expenses				$ 400,000		$ 400,000
Incurred Board fees total				$ 7,205	$ 82,500
Annual fees description				Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nominating Committee of the Board is entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees are entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears. All non-executive board members waived their right to board fees for the three months ended June 30, 2024, except for the non-executive board members who resigned in late April 2024.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual base salary		$ 183,750	$ 175,000
Annual bonus targets ranging percentage		30.00%	30.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual base salary		$ 469,000	$ 348,000
Annual bonus targets ranging percentage		40.00%	40.00%
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured notes, description				the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with Oxford Sciences Innovation, Plc (“OSI”), the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments,” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership of iOx from 60.49% to 78.32%.